Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 78,097	$ 57,247
Other long-term liabilities	(51,914)	(56,352)
Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	0	0
Accrued Liabilities and Other (2)	(86)	(57)
Other long-term liabilities	0	0
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	932	3,699
Other Non-Current Assets	1,916	17,361
Accrued Liabilities and Other (1)	(3,417)	(3,191)
Accrued Liabilities and Other (2)	(39,263)	(12,205)
Other long-term liabilities	(51,914)	(56,352)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	784
Other Non-Current Assets	0	2,362
Accrued Liabilities and Other (1)	(13)	(20)
Accrued Liabilities and Other (2)	(836)	0
Other long-term liabilities	(3,475)	0
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	932	2,915
Other Non-Current Assets	1,916	2,973
Accrued Liabilities and Other (1)	(2,948)	(2,498)
Accrued Liabilities and Other (2)	(15,478)	(7,419)
Other long-term liabilities	(29,452)	(32,672)
Derivative | Derivatives not designated as a cash flow hedge | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0
Other Non-Current Assets	0
Accrued Liabilities and Other (1)	0
Accrued Liabilities and Other (2)	(202)
Other long-term liabilities	0
Derivative | Derivatives not designated as a cash flow hedge | Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	(456)	(713)
Accrued Liabilities and Other (2)	(22,661)	(4,729)
Other long-term liabilities	$ (18,987)	(23,680)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		12,026
Accrued Liabilities and Other (1)		0
Accrued Liabilities and Other (2)		0
Other long-term liabilities		$ 0